Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as at December 31,
Subsidiaries	Incorporation	activity	2017	2018
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”) (1)	Hong Kong	In liquidation	—	—
Inno Consultant Company Limited (“ICCL”) (2)	Hong Kong	Management consultant	100%	100%
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding and development	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Technology Park development and management	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Property lease	100%	100%
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd (“NTTP”) (3)	PRC	Operations management	—	100%

Notes:

(1)	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013.
(2)	ICCL was incorporated by NTISZ in 2017.
(3)	NTTP was incorporated by NTISZ in 2018.